Taxes (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 1,088	$ 218
Current liabilities	373	1,300
Non-current liabilities	242	299
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets	933	199
Current liabilities	94	1,047
Non-current liabilities	242	299
Country Of Brazil [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current assets	933	199
Current liabilities	41	989
Country Of Brazil [Member] | Tax Settlement Programs P R T [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	53	58
Non-current liabilities	242	299
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Current assets	155	19
Current liabilities	$ 279	$ 253